Events after the balance sheet date	6 Months Ended
Jun. 30, 2025
Disclosure of non-adjusting events after reporting period [abstract]
Events after the balance sheet date	Events after the balance sheet date No events have occurred after the balance sheet date that could have a material impact on the unaudited condensed consolidated financial statements.